Cover	6 Months Ended
Jun. 30, 2022
Cover [Abstract]
Document Type	6-K
Entity File Number	001-40509
Entity Registrant Name	BROOKFIELD ASSET MANAGEMENT REINSURANCE PARTNERS LTD.
Entity Address, Address Line One	Wellesley House South
Entity Address, Address Line Two	2nd Floor
Entity Address, Address Line Three	90 Pitts Bay Road
Entity Address, City or Town	Pembroke
Entity Address, Country	BM
Entity Address, Postal Zip Code	HM08
Entity Central Index Key	0001837429
Amendment Flag	false
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2022
Document Period End Date	Jun. 30, 2022
Current Fiscal Year End Date	--12-31